Other Current Liabilities	9 Months Ended
Sep. 30, 2023
Other Liabilities Disclosure [Abstract]
Other current liabilities	OTHER CURRENT LIABILITIES
Other current liabilities is comprised of the following:

(in thousands of $)	September 30, 2023	December 31, 2022
Underutilization liability (note 5)	(29,233)	—
Day 1 gain deferred revenue - current portion (1) (note 20)	(12,783)	(12,783)
Deferred revenue	(4,220)	(6,080)
Contract liability (note 5)	(2,325)	(4,177)
Current portion of operating lease liability	(1,148)	(1,328)
Demurrage cost (note 5)	(268)	(1,608)
Other payables	(14,467)	(1,469)
Other current liabilities	(64,444)	(27,445)
(1) Current portion of Day 1 gain deferred on initial recognition of the oil and gas derivative instruments embedded in the LTA (note 5). As of September 30, 2023, the Day 1 gain deferred revenue - current portion relating to FLNG Hilli’s oil and gas derivative instruments is $10.0 million and $2.8 million, respectively (December 31, 2022: $10.0 million and $2.8 million).